Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: January 12, 2026

Payment Date	1/15/2026
Collection Period Start	12/1/2025
Collection Period End	12/31/2025
Interest Period Start	12/15/2025
Interest Period End	1/14/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$277,947,946.70	$21,070,729.76	$256,877,216.94	0.649073	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$374,977,946.70	$21,070,729.76	$353,907,216.94

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$408,368,985.12	$385,427,487.24	0.313618
YSOC Amount	$30,570,830.13	$28,700,062.01
Adjusted Pool Balance	$377,798,154.99	$356,727,425.23
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.57385%	ACT/360	$—
Class A-3 Notes	$277,947,946.70	5.82000%	30/360	$1,348,047.54
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$374,977,946.70			$1,785,126.38

II. COLLATERAL POOL BALANCE

	Beginning of Period		End of Period
Net Pool Balance	$408,368,985.12		$385,427,487.24
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$377,798,154.99		$356,727,425.23
Number of Receivables Outstanding	31,059		30,280
Weighted Average Contract Rate	5.20%	%	5.21%	%
Weighted Average Remaining Term (months)	31.4		30.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,805,053.80
Principal Collections	$22,786,251.28
Liquidation Proceeds	$148,881.66
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,740,186.74
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,740,186.74

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$340,307.49	$340,307.49	$—	$—	$24,399,879.25
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,399,879.25
Interest - Class A-2a Notes	$—	$—	$—	$—	$24,399,879.25
Interest - Class A-2b Notes	$—	$—	$—	$—	$24,399,879.25
Interest - Class A-3 Notes	$1,348,047.54	$1,348,047.54	$—	$—	$23,051,831.71
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$22,749,429.38
First Allocation of Principal	$—	$—	$—	$—	$22,749,429.38
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$22,704,537.21
Second Allocation of Principal	$—	$—	$—	$—	$22,704,537.21
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$22,659,645.04
Third Allocation of Principal	$6,980,521.47	$6,980,521.47	$—	$—	$15,679,123.57
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,634,231.40
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,364,231.40
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,364,231.40
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,544,023.11
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,544,023.11
Remaining Funds to Certificates	$1,544,023.11	$1,544,023.11	$—	$—	$—
Total	$24,740,186.74	$24,740,186.74	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$30,570,830.13
Increase/(Decrease)	$(1,870,768.12)
Ending YSOC Amount	$28,700,062.01

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$377,798,154.99	$356,727,425.23
Note Balance	$374,977,946.70	$353,907,216.94
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	13	$155,246.60
Liquidation Proceeds of Defaulted Receivables[2]	0.04%	139	$148,881.66
Monthly Net Losses (Liquidation Proceeds)			$6,364.94
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.31%	%
Second Preceding Collection Period			0.01%	%
Preceding Collection Period			0.59%	%
Current Collection Period			0.02%	%
Four-Month Average Net Loss Ratio			0.23%	%
Cumulative Net Losses for All Periods			$3,130,235.23
Cumulative Net Loss Ratio			0.25%	%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	73	$1,139,403.60
60-89 Days Delinquent	0.08%	18	$323,540.28
90-119 Days Delinquent	0.01%	2	$29,926.70
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.39%	93	$1,492,870.58

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$32,692.63
Total Repossessed Inventory		7	$140,367.45

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		20	$353,466.98
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.14%	%
Second Preceding Collection Period			0.10%	%
Preceding Collection Period			0.14%	%
Current Collection Period			0.09%	%
Delinquency Trigger			4.50%	%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.65	0.17%	39	0.13%